OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING COSTS
Schedule of components of operating costs

	Years ended
	December 31
	2022	2021
Mining and processing costs	$44,538	$1,247
Refining and transportation costs	1,059	33
	$45,597	$1,280

Schedule of royalties

	Years ended
	December 31
	2022	2021
Camino Rojo Oxide 2% NSR royalty (note 14)	$3,818	$111
Mexican 0.5% Extraordinary Mining Duty	1,001	—
	$4,819	$111